Amounts Due from Related Party, Net (Tables)	6 Months Ended
Sep. 30, 2024
Amounts Due from Related Party, Net [Abstract]
Schedule of Amounts Due from Related Party	As of September 30, 2024 and March 31, 2024, amounts due from related party, net, consisted of the following balances:
	As of
	September 30,	March 31,
	2024	2024
Amounts due from related party	$3,923	$3,895
Less: Allowance for expected credit losses	(38)	(37)
Total amounts from related party, net	$3,885	$3,858

Schedule of Related Party of Allowance for Expected Credit Losses	The movement of allowance for expected credit losses is as follow:
	As of
	September 30,	March 31,
	2024	2024
Balance at beginning of the period/year	$37	$-
Provision for expected credit losses	-	37
Exchange difference	1	-
Balance at end of the period/year	$38	$37